EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
15.	EQUITY METHOD INVESTMENTS

As of December 31, 2016, the Group had the following equity method investments:

		Equity interest owned by the Group As of December 31,
	Notes	2015	2016
JYADK		33%	33%
BPMC		25%	—
PTC – Houston Management, LP (“PTC”)	i)	59.51%	59.51%
Suzhou Chorus Medical Technologies Co., Ltd. (“Suzhou Chorus’)	ii)	36%	36%
Global Oncology One, Inc. (“Global Oncology”)	ii)	46.9%	46.9%

i)
On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063 in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A.

In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC.

According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a profit of RMB13,911, a loss of RMB5,572 and a loss of RMB127 (US$18) for the years ended December 31, 2014, 2015 and 2016, respectively. Total cash distribution received by the Group from PTC was RMB18,812, RMB24,316 and RMB9,357 (US$1,348) for the years ended December 31, 2014, 2015 and 2016, respectively.

The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life.

The amount of the Group’s underlying equity in the net assets of PTC was RMB73,570 and RMB19,658 on December 28, 2012 and July 31, 2015, respectively.

ii)
In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquired 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 (US$622) and RMB8,679 (US$1,250) respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2016, the changes in registration of shareholders have not been completed and the consideration received was recorded in accrued expenses and other liabilities on the consolidated balance sheets (note 19).